Derivative Instruments - Fair Values (Details) $ in Millions, ¥ in Billions		3 Months Ended		12 Months Ended
		Dec. 03, 2015 USD ($)	Dec. 04, 2014 USD ($)	Sep. 01, 2016 USD ($)	Sep. 03, 2015 USD ($)	Aug. 28, 2014 USD ($)	Nov. 27, 2015 JPY (¥)	Nov. 28, 2014 JPY (¥)
Notional Disclosures [Abstract]
Payments for Derivative and Hedge Investing Activities				$ (152)	$ (132)	$ (26)
Not Designated as Hedging Instrument | Forward Contracts
Notional Disclosures [Abstract]
Notional Amount Outstanding				$ 2,052	1,406
Foreign Currency Cash Flow Hedges [Abstract]
General maturity of non-designated currency forward contracts (in days)				35 days
Not Designated as Hedging Instrument | Forward Contracts | Yen
Notional Disclosures [Abstract]
Notional Amount Outstanding				$ 1,668	928
Not Designated as Hedging Instrument | Forward Contracts | Singapore dollar
Notional Disclosures [Abstract]
Notional Amount Outstanding				206	282
Not Designated as Hedging Instrument | Forward Contracts | Euro
Notional Disclosures [Abstract]
Notional Amount Outstanding				93	29
Not Designated as Hedging Instrument | Forward Contracts | Other Currencies
Notional Disclosures [Abstract]
Notional Amount Outstanding				85	167
Not Designated as Hedging Instrument | Forward Contracts | Reorganization obligation
Notional Disclosures [Abstract]
Payments for Derivative and Hedge Investing Activities		$ (21)	$ (33)
Not Designated as Hedging Instrument | Forward Contracts | Reorganization obligation | Yen
Notional Disclosures [Abstract]
Notional Amount Outstanding | ¥							¥ 10	¥ 20
Not Designated as Hedging Instrument | Accounts receivable | Forward Contracts
Derivative, Fair Value, Net [Abstract]
Fair Value of Assets	[1]			0	1
Not Designated as Hedging Instrument | Accounts receivable | Forward Contracts | Yen
Derivative, Fair Value, Net [Abstract]
Fair Value of Assets	[1]			0	0
Not Designated as Hedging Instrument | Accounts receivable | Forward Contracts | Singapore dollar
Derivative, Fair Value, Net [Abstract]
Fair Value of Assets	[1]			0	0
Not Designated as Hedging Instrument | Accounts receivable | Forward Contracts | Euro
Derivative, Fair Value, Net [Abstract]
Fair Value of Assets	[1]			0	0
Not Designated as Hedging Instrument | Accounts receivable | Forward Contracts | Other Currencies
Derivative, Fair Value, Net [Abstract]
Fair Value of Assets	[1]			0	1
Not Designated as Hedging Instrument | Accounts payable and accrued expenses | Forward Contracts
Derivative, Fair Value, Net [Abstract]
Fair Value of Liabilities	[2]			(11)	(24)
Not Designated as Hedging Instrument | Accounts payable and accrued expenses | Forward Contracts | Yen
Derivative, Fair Value, Net [Abstract]
Fair Value of Liabilities	[2]			(10)	(24)
Not Designated as Hedging Instrument | Accounts payable and accrued expenses | Forward Contracts | Singapore dollar
Derivative, Fair Value, Net [Abstract]
Fair Value of Liabilities	[2]			0	0
Not Designated as Hedging Instrument | Accounts payable and accrued expenses | Forward Contracts | Euro
Derivative, Fair Value, Net [Abstract]
Fair Value of Liabilities	[2]			0	0
Not Designated as Hedging Instrument | Accounts payable and accrued expenses | Forward Contracts | Other Currencies
Derivative, Fair Value, Net [Abstract]
Fair Value of Liabilities	[2]			(1)	0
Designated as Hedging Instrument | Cash Flow Hedging | Forward Contracts
Notional Disclosures [Abstract]
Notional Amount Outstanding				$ 172	93
Foreign Currency Cash Flow Hedges [Abstract]
General maturity of hedge contracts (in months)				12 months
Designated as Hedging Instrument | Cash Flow Hedging | Forward Contracts | Yen
Notional Disclosures [Abstract]
Notional Amount Outstanding				$ 107	81
Designated as Hedging Instrument | Cash Flow Hedging | Forward Contracts | Euro
Notional Disclosures [Abstract]
Notional Amount Outstanding				65	12
Designated as Hedging Instrument | Cash Flow Hedging | Accounts receivable | Forward Contracts
Derivative, Fair Value, Net [Abstract]
Fair Value of Assets	[1]			2	3
Designated as Hedging Instrument | Cash Flow Hedging | Accounts receivable | Forward Contracts | Yen
Derivative, Fair Value, Net [Abstract]
Fair Value of Assets	[1]			2	3
Designated as Hedging Instrument | Cash Flow Hedging | Accounts receivable | Forward Contracts | Euro
Derivative, Fair Value, Net [Abstract]
Fair Value of Assets	[1]			0	0
Designated as Hedging Instrument | Cash Flow Hedging | Accounts payable and accrued expenses | Forward Contracts
Derivative, Fair Value, Net [Abstract]
Fair Value of Liabilities	[3]			(2)	0
Designated as Hedging Instrument | Cash Flow Hedging | Accounts payable and accrued expenses | Forward Contracts | Yen
Derivative, Fair Value, Net [Abstract]
Fair Value of Liabilities	[3]			(1)	0
Designated as Hedging Instrument | Cash Flow Hedging | Accounts payable and accrued expenses | Forward Contracts | Euro
Derivative, Fair Value, Net [Abstract]
Fair Value of Liabilities	[3]			$ (1)	$ 0

[1]	Included in receivables – other.
[2]	Included in accounts payable and accrued expenses – other.
[3]	Included in accounts payable and accrued expenses – other